Average Annual Total Returns - Class ACS - DWS Multi-Asset Conservative Allocation Fund	Class A before tax Class Inception	Class A before tax 1 Year	Class A before tax 5 Years	Class A before tax 10 Years	Class A After tax on distributions 1 Year	Class A After tax on distributions 5 Years	Class A After tax on distributions 10 Years	Class A After tax on distributions and sale of fund shares 1 Year	Class A After tax on distributions and sale of fund shares 5 Years	Class A After tax on distributions and sale of fund shares 10 Years	Class C before tax Class Inception	Class C before tax 1 Year	Class C before tax 5 Years	Class C before tax 10 Years	Class S before tax Class Inception	Class S before tax 1 Year	Class S before tax 5 Years	Class S before tax 10 Years	S&P Target Risk Conservative Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Target Risk Conservative Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Target Risk Conservative Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Dec. 29, 2000	1.82%	4.86%	4.65%	0.48%	4.03%	3.84%	1.50%	3.46%	3.36%	Dec. 29, 2000	7.22%	5.31%	4.48%	Nov. 15, 1996	8.31%	6.38%	5.54%	9.67%	7.02%	5.54%